Major Items Causing Group's Income Tax Provision to Differ from Mining Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011	Jun. 30, 2010
Income Taxes [Line Items]
Tax on Income/(loss) before tax and share of equity investee's profits at mining statutory rate	$ 15.0	$ (96.4)		$ (216.5)	$ (104.1)
Rate adjustment to reflect company tax rates	3.9	0.7		25.4	10.6
Mining tax formula rate adjustment	10.4	34.5		37.8	16.6
Valuation allowance raised against deferred tax assets	(0.2)	(0.3)			(0.4)
Reversal of valuation allowance previously raised against deferred tax assets				1.4
Non taxable income/non deductible expenditure	(81.2)	(10.0)		(17.4)	(10.8)
Deferred tax release on reduction of tax rate	61.5 [1]	139.1	[1]
Other	(6.3)	(0.1)		1.8	3.8
Income and mining tax benefit/(expense)	$ 3.1	$ 67.5		$ (167.5)	$ (84.3)

[1]	Non taxable income and non deductible expenditure comprises mainly stock-based compensation and dividend income. Included in the net amount of non taxable income of $81.2 million in the six months ended December 31, 2010 is the tax effect of $78.6 million related to the South African Equity Empowerment share-based compensation. There were no other individually significant amounts included in this line item.